CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 2,691	$ 2,986
Charged to costs and expenses	715	1,240
Amounts written off during the year	(977)	(1,535)
Eliminated on disposal of business	(105)	0
Balance at December 31	$ 2,324	$ 2,691